SHARED SERVICES AGREEMENT - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Shared Services Agreement [Line Items]
Labor And Related Expense	$ 5,288	$ 6,357
Prepaid Expense And Other Assets Current	634	455
Walker Digital Management [Member]
Shared Services Agreement [Line Items]
Labor And Related Expense	34	61
Due from Related Parties	147	10
Due to Related Parties	47	$ 55
Flexible Travel Company [Member]
Shared Services Agreement [Line Items]
Cost of Services, Total	50
Prepaid Expense And Other Assets Current	$ 53